Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
CHENGDU AIXIN ZHONGHONG BIOLOGICAL TECHNOLOGY CO., LTD [Member]
Related Party Transactions

9. RELATED PARTY TRANSACTIONS

Advance from a Shareholder

At September 30, 2017 and December 31, 2016, the Company had advance from a major shareholder of $2,203,759 and $2,095,064, respectively. The advance was payable on demand, and bore no interest.

Office lease from a Major Shareholder

In May 2014, the Company entered a lease with its major shareholder for office use; the lease term is three years until May 2017 with option to renew. The monthly rent was RMB 5,000 ($721), the Company was required to prepay each year’s annual rent at 15th of May of each year. The Company renewed lease in May 2017 for another three years until May 28, 2020 with month rents of RMB 5,000 ($721), payable quarterly. The future annual minimum lease payment at September 30, 2017 is $8,652 for each of the year ending September 30, 2018, and 2019, and $3,605 for the year ending September 30, 2020. The renal expense for this lease was $6,490 for the nine months ending September 30, 2017 and 2016, respectively.

9. RELATED PARTY TRANSACTIONS

Advance from a Shareholder

At December 31, 2016 and 2015, the Company had advance from a major shareholder of $2,095,064 and $819,702, respectively. The advance was payable on demand, and bore no interest.

Office lease from a Major Shareholder

In May 2014, the Company entered a lease with its major shareholder for office use; the lease term is three years until May 2017 with option to renew. The monthly rent was RMB 5,000 ($721), the Company was required to prepay each year’s annual rent at 15th of May of each year. The rental expense for the year ended December 31, 2016 and 2015 was $9,033 each. The Company renewed lease in May 2017 for another three years until May 28, 2020 with month rents of RMB 5,000 ($721), payable quarterly.